14. Prepaid Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	R$ 73,778	R$ 94,095
Amortization	(22,497)	(20,317)
Transfers	0	0
Asset value to recover as renegotiation of GSF, ending	51,281	73,778
Risk premium to be amortized - prepaid expenses	12,574	28,033	R$ 40,909
Grant extension period - intangible	38,707	45,745	R$ 53,186
Risk premium - current asset
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	15,459	15,459
Amortization	(15,459)	(12,876)
Transfers	9,394	12,876
Asset value to recover as renegotiation of GSF, ending	9,394	15,459
Risk premium - noncurrent asset
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	12,574	25,450
Amortization	0	0
Transfers	(9,394)	(12,876)
Asset value to recover as renegotiation of GSF, ending	3,180	12,574
Intangible
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	45,745	53,186
Amortization	(7,038)	(7,441)
Transfers	0	0
Asset value to recover as renegotiation of GSF, ending	38,707	45,745
Liability deduction with CCEE
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	R$ 0	0
Amortization		0
Transfers		0
Asset value to recover as renegotiation of GSF, ending		R$ 0